June 10, 2009

VIA EDGAR

Ms. Rebecca A. Marquigny
Senior Counsel/ Office of Insurance Products
The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Re:                      Nationwide Life Insurance Company
Nationwide VLI Separate Account – 7
Pre-Effective Amendment No. 1 (N-6 Registration Statement, 1933 Act File No. 333-156020)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account - 7 ("Variable Account"), we are filing this pre-effective amendment in response to your comment letter dated February 3, 2009.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

This filing is substantially similar to a companion product that is also under review with the Staff (1933 Act File No. 333-155153).  This Pre-Effective Amendment No. 1, in addition to addressing Staff comments received via the February 3 comment letter, also reflects changes to disclosure that correspond to Staff comments received on the companion product.  These changes are redlined.

Responses to your comments are below in the numerical sequence established in your correspondence.

1.	Summary: Policy Benefits (pp. 1-2).

Comment a

"In Force."  The death benefit synopsis and the last bullet point under "Access to Cash Value" describe critical contract benefits that are available "while the policy is In Force." Please supplement the summary with additional disclosure clarifying the In Force reference. Specifically, describe when the death benefit is payable and when the policy may be surrendered for Cash Surrender Value. In addition, please revise the glossary definition of "In Force" so it explains how insurance coverage effectiveness is determined and identifies the variables upon which it is based.

Response

We added the following sentence to the "Death Benefit" subsection of the "In Summary: Policy Benefits" section, when the term In Force is first used:

The policy is In Force when: the policy has been issued; the Surviving Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.

Additionally, we revised the definition for "In Force" in "Appendix B: Definitions" to reflect the following:

In Force – Any time during which benefits are payable under the policy and any elected Rider(s).

Comment b

Continuation of Coverage is Guaranteed.  The term "Death Benefit Guarantee Premium" is defined in the glossary, but "Initial Death Benefit Guarantee Premium" is not.  Please define this term or un-capitalize the word "initial."

Response

After reviewing Staff Comments 1 b and 13, we have revised the disclosure under the "Continuation of Coverage is Guaranteed" heading to delete the defined term "Initial Death Benefit Guarantee Premium Amount" and provide a direct reference to the prospectus section that explains this concept.  The revised disclosure is as follows:

Your policy will remain In Force during the policy continuation period as long as you pay sufficient Premium to meet the requirements set forth in the "Guaranteed Policy Continuation Provision" section of the "Lapse" provision.

Additionally, because the Premium requirements of the Guaranteed Policy Continuation Provision (p. 32) are explained in detail within that section of the prospectus, we have elected to remove "Death Benefit Guarantee Premium Amount" as a defined term and have amended the prospectus accordingly.

2. Fee Tables: Format (pp. 4-7).  Please present maximum, minimum, representative, and current charges as separate rows within a single Amount Deducted column per the Form N-6 presentation of the Cost of Insurance charge in the Item 3 Periodic Charge Table. For contracts like your template product (SEC No. 333-146650) the side-by-side format is useful because multiple contract charges differ for contracts purchased with and without a particular rider. In that instance, the Staff felt the two column presentation of Amounts Deducted helped the reader better understand the rider cost by fostering comparison of each charge with it and without it. Here, the side-by-side format serves no useful function because each rider has a corresponding, independent charge and has no affect on any other contract charges. Therefore, there is no need to complicate the presentation by deviating from the prescribed N-6 table format.

Response

As requested, the Fee Tables have been revised to reflect the maximum, minimum, representative and current charges in separate rows within a single Amount Deducted column.

3. Fee Table Footnotes: Terms of Art (p.10). Please clarify the references to table Z in Footnote 4. In Footnote 7, please define "rate class multiples" or substitute commonly understood language for this term of art.

Response

We have revised Footnote 4 as follows (emphasis added):

4 When assessed, the Surrender Charge is taken from the policy’s Cash Value. The Surrender Charge varies by policy based on Insureds' Issue Ages or Attained Ages on the effective date of a Base Policy Specified Amount increase, sexes, underwriting classes, Total Specified Amount, Base Policy Specified Amount, Death Benefit Option and number of years from the Policy Date or the effective date of a Base Policy Specified Amount increase.  The maximum Surrender Charge calculation assumes:  both Insureds are female; Issue Ages 60 and 59; both tobacco; with Substandard Ratings; Death Benefit Option One and a full surrender is taken during the first policy year.  The minimum Surrender Charge calculation assumes: one Insured is male; Issue Age 35; tobacco preferred; one Insured is female; Issue Age 27; tobacco preferred; no Substandard Ratings; and a full surrender is taken during policy year eight.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For additional information, refer to the "Surrender Charges" section of this prospectus.

We have revised Footnote 7 as follows (emphasis added):

7 The Cost of Insurance Charge varies by policy based on individual characteristics of the Insureds,  Total Specified Amount, Base Policy Specified Amount, Death Benefit Option and number of years from the Policy Date or the effective date of a Base Policy Specified Amount increase.  The maximum charge assumes: both Insureds are: male; Issue Age 85; tobacco; with Substandard Ratings; Total Specified Amount and Base Policy Specified Amount of $100,000; Death Benefit Option Two; policy year thirty-four.  Other sets of assumptions may also produce the maximum charge.  The minimum charge assumes: both Insureds are: female, Issue Age 18; non-tobacco preferred plus; no Substandard Ratings; Total Specified Amount and Base Policy Specified Amount of $5,000,000 or more; Death Benefit Option One; policy year one.  The charges shown may not be representative of the charges that a particular policy owner may pay.  For a detailed description of the Cost of Insurance Charge and how Substandard Ratings impact the cost of insurance rate see the "Cost of Insurance Charge" sub-section of the "Policy Charges" section of this prospectus.

Additionally, we revised the definition of "Substandard Rating" in "Appendix B: Definitions" as follows:

Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insureds beyond traditional factors for standard risks, which include age, sex, and smoking habits of the Insureds.  Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors).  The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost.

4. Policy Investment Options; Fund-of-Funds Footnote* (p. 10). Please revise Footnote * per the December 19, 2008, oral Staff comment on the identical language in SEC No. 333-151990. Specifically, please make explicit the possibility that a contractowner will pay higher charges than for a traditional fund because he bears a proportionate share of the expenses of both the fund-of- funds and the underlying funds in which it invests.

Response
Nationwide has removed the “bulleted list” of underlying mutual funds that appeared near the front of its prospectuses, electing to replace it with a list of the names of the underlying mutual fund trusts.  The list of specific underlying mutual funds available in the product is available in “Appendix A: Sub-Account Information.”  The Appendix A contains all relevant information required by Form N-6 pertaining to each underlying mutual fund, including, restrictions on availability, applicability of short-term trading fees, investment in junk bonds, and funds-of-funds disclosure.  Therefore, the footnote referenced in this comment now appears in Appendix A, directly under each underlying mutual fund to which it applies.  We have revised the language as per the comment to read as follows:

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

5. Policy Owner and Beneficiaries (p. 13). As indicated in Comment 1, above, please clarify the references to contractowner and beneficiary rights dependent on a policy's "In Force" status. Specifically, please add disclosure indicating the actions or circumstances that affect insurance coverage and, in turn, "In Force" status. The revised disclosure should provide a reader with a practical understanding of the various factors that impact his insurance coverage including transfers, premium payments, withdrawals and other transactions under the contract. This comment also applies to the "In Force" reference under "Assigning the Policy" on page 16.

Response

Please refer to the revised definition of "In Force" in our response to Comment 1.  Additionally, we have added a section to the "Policy Owners and Beneficiaries" subsection of "The Policy" section that lists the rights of a policy owner as follows:

Policy Owner Rights.  Subject to our approval, the policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force.  These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing riders, and/or increasing or decreasing the Total Specified Amount.

These rights are explained in greater detail throughout this prospectus.

6. Insurance Coverage (p. 14). Please identify the circumstances in which Lapse will not terminate insurance coverage or rewrite the last sentence as a definitive statement.

Response

The last sentence has been revised to reflect the following (emphasis added):

Coverage will also end if the Policy Lapses.

7. Changing the Amount of Insurance Coverage (p. 15). Please explain when an additional Underwriting and Distribution Charge will apply or supply a cross-reference to the relevant disclosure providing this information.

Response

The fourth sentence in the second paragraph under "Changing the Amount of Insurance Coverage" has been revised to reflect the following (emphasis added):

An additional Underwriting and Distribution Charge will also apply whenever you increase the Base Policy Specified Amount.

8. Surrender Charges (pp. 17-18; SAI p. 3). Please indicate that an example of the surrender charge calculation can be found in the SAI. In addition, please rewrite the corresponding SAI disclosure so it can be understood by the average investor. Rule 421. For example, the Staff does not understand how to apply the variable identified as "minimum ($40, NLP)." Similarly, the Staff does not understand how Nationwide gets from the narrative equation in Step 2 of the example to the numeric equivalent presented immediately below it. In redrafting this section, please consider selecting a draftsmen without an accounting or actuarial background.

Response

We have added the following paragraph at the end of the "Surrender Charges" subsection of "Standard Policy Charges" section:

More information relating to the calculation of the maximum Surrender Charge can be found in the Statement of Additional Information, which is available to you free of charge.  We can also provide you with Surrender Charge information specific to your policy free of charge.  To request a Statement of Additional Information or additional information regarding your Surrender Charge, contact us at the phone number or address on page 1 of this prospectus.

In addition, the "Maximum Surrender Charge Calculation" section of the SAI has been revised in its entirety in an attempt to make the concept and language easier to understand by the average investor.

9. Underwriting and Distribution Charge (pp. 19). Please clarify the statement that the maximum guaranteed charge "is obtained for both Insureds." (Emphasis added.) Is the actual charge the sum of separately calculated charges for each insured? If so, please state this directly.

Response

The maximum guaranteed charge is determined based on combined characteristics of the Insureds (as opposed to being individually calculated).  The third paragraph under "Underwriting and Distribution Charge" has been revised to reflect the following (emphasis added):

The guaranteed Underwriting and Distribution Charges varies by the Insureds' Attained Ages, sexes, and Base Policy Specified Amount.  The maximum guaranteed Underwriting and Distribution Charge per $1,000 of Base Policy Specified Amount is $0.74 and assumes: both Insureds are male, Attained Age 85, with a Base Policy Specified Amount of $250,000 or less.

10. Policy Split Option Rider (pp. 22-23). Please clarify the meaning of the phrase "two permanent individual life insurance policies." (Emphasis added.) The Staff is also puzzled by the requirement that "there must have been in effect, for the preceding year, a final divorce, dissolution or annulment from a court of competent jurisdiction." Please explain how this requirement works. For example, how does it apply to situations in which separation and final disposition of marital property (including jointly held life insurance) is a prerequisite to court ordered termination of the marital relationship? Is it possible to pay for the rider and receive no benefit because the policy is terminated pursuant to a divorce? The reference to the Insured's underwriting class in paragraph 3 is not clear. Is it referring to the insured's underwriting class under the old policy? The disclosure should include an explicit statement indicating whether insureds must present current evidence of insurability to exercise this option. Finally, state whether this rider must be elected at issue or may be elected at any time.

Response
In response to this comment, and additional discussions with the Staff on Nationwide's companion product (333-155153), we have revised the disclosure relating to this rider in it entirety, as follows (emphasis added):

The Policy Split Option Rider is only available for election at the time of application.  The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability.  When you invoke this Rider, a separate policy on the life of each Insured will be issued.

You should carefully review this section of the prospectus and the Rider form prior to purchasing this Rider.  This Rider may only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes (see below).

You must notify us in writing of your election to invoke this Rider within twelve months after the occurrence of a qualifying event.  The qualifying events are:

(1)
the Insureds' marriage ends by divorce, dissolution, or annulment and, to the extent it is not inconsistent with state law, a divorce, dissolution, or annulment order has been issued by a court of competent jurisdiction and such order has been in effect for at least six months;  and

(2)	a federal tax law change occurs resulting in elimination of the marital deduction, or federal estate tax rate, to less than that in effect on the Policy Date.

The policy and this Rider must be In Force and not in a Grace Period in order to invoke the benefits provided by this Rider.

Please note that this Rider provides benefits only if a qualifying event occurs and only if you invoke this Rider within twelve months of a qualifying event.

The following will apply to the new policies issued as a result of the policy exchange:

1. the initial specified amount of each of the new policies will be the lesser of:
a.  one-half of the policy's initial Total Specified Amount; or
b.  one-half of the policy's Total Specified Amount on the exchange date;

2.	the following policy values will be split evenly between the new policies, one-half to each:
a.
 the policy's Cash Value on the exchange date applied to the new policies as premium.  If this split does not generate the initial premium required for issuance of a new policy, the difference must be paid on the exchange date;

b.
any policy Indebtedness on the exchange date.  If the indebtedness applied to a new policy exceeds the maximum permitted indebtedness for that new policy, the excess must be repaid on the exchange date;

3.	premium requirements, charges, and deductions for each new policy will be based on the Insured’s underwriting class under the existing policy and attained age as defined by the new policy; and

4.	both new policies will be subject to any recorded assignment of the policy in effect on the exchange date.

The option will last so long as both Insureds are alive and the older Insured has not yet reached Attained Age 80.  This Rider terminates on the date the older Insured reaches Attained Age 80, the date the policy terminates or upon receipt of your written request to our Home Office.  Such termination becomes effective on the next monthly anniversary.

Policy Split Option Rider Charge.  The Policy Split Option Rider Charge compensates us for the option to exchange the policy for two individual policies, each on the life of one Insured.  The charge is the product of the Total Specified Amount and the monthly policy split option cost rate.  This rate is based on the average ages of the two Insureds on the Policy Date, and is stated on the Policy Data Page.

This Rider charge will be deducted proportionally from your Sub-Account and fixed account allocation.  Because we deduct the Rider charge from the Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

There is no Cash Surrender Value or loan value attributable to this Rider.

There is a potential federal income tax consequence that could result from exercising the benefit provided by the Policy Split Option Rider.  For federal income tax purposes, the exchange of the policy for two new policies under the Policy Split Option Rider, may not qualify for the tax free treatment for policy exchanges under Section 1035 because under the new policies, the individual Insureds are separately insured whereas, the existing policy insures two (joint) lives.  The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional.  Please seek competent tax advice regarding the tax treatment of the policy when contemplating exchanging the policy for new policies as provided under the Policy Split Option Rider.

Interaction with other Riders

Extended Death Benefit Guarantee Rider. While receiving benefits under the Extended Death Benefit Guarantee Rider, you cannot invoke this Rider without first terminating the Extended Death Benefit Guarantee Rider.  Additionally, if you invoke this Rider, the Extended Death Benefit Guarantee Rider terminates.

No Charge Four Year Term Insurance Rider. An election to invoke this Rider, will result in termination of the No Charge Four Year Term Insurance Rider.

Four Year Term Insurance Rider. An election to invoke this Rider, will result in termination of the Four Year Term Insurance Rider and its charge.

11. No Charge Four Year Term Insurance Rider (p. 24). Please delete the statement, "any charge we assess for this Rider will terminate effective on the next monthly anniversary from the Policy date." This rider appears to be offered free of charge.

Response

The statement has been deleted as requested.

12. Four Year Term Insurance Rider (p. 24). Please provide clear disclosure explaining the difference between this rider and the No Charge Four Year Term Insurance Rider. Is this rider only available on contracts that are not eligible for the free version on the Policy Date? If a contract is issued with the free version but fails one of the qualification standards sometime during the 4-year term (e.g., a face amount increase that bumps the Total Specified Amount over $3,600,000), can the contractowners then elect to pay for the other version? If so, when does the 4-year term begin to run on the paid version? Please clarify with additional disclosure as needed.

Response

We have revised the disclosure for the "No Charge Four Year Term Insurance Rider" and the "Four Year Term Insurance Rider" as follows (emphasis added):

No Charge Four Year Term Insurance Rider:

The benefit provided by the No Charge Four Year Term Insurance Rider is an additional Death Benefit we will pay to the beneficiary, to possibly offset any additional estate tax upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect.  The Rider's term is four years from the Policy Date.  The Rider Specified Amount is 122.22% of the policy's Total Policy Specified Amount.  You may not change, increase, or decrease the Rider Specified Amount after the Policy Date.

The Rider Specified Amount will change unless the Total Policy Specified Amount is decreased below the Total Specified Amount in effect on the Policy Date.  If this occurs, the Rider Specified Amount will be decreased proportionally.

If either Insured commits suicide, while sane or insane, within two years from the Policy Date, we will not pay this Rider's Death Benefit and the Rider will terminate.  There is no Cash Surrender Value or loan value attributable to this Rider.

Before the term expires, you may request to terminate this Rider in writing to our Home Office, and the additional Death Benefit associated with this Rider will terminate effective on the next monthly anniversary from the Policy Date.  This Rider will also terminate on the date the policy terminates.

 Four Year Term Insurance Rider:

This Four Year Term Insurance Rider is available only for policies that are not eligible for the No Charge Four Year Term Insurance Rider.  This Rider provides the same coverage as, and operates the same as, the No Charge Four Year Term Insurance Rider, except that this Rider is optional and carries an additional charge.

This Rider is only available for election at the time of application.  The benefit provided by the Four Year Term Insurance Rider is an additional Death Benefit we will pay to the beneficiary, to possibly offset any additional estate tax upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect.  The Rider's term is four years from the Policy Date.  The maximum Rider Specified Amount that can be elected is 122.22% of the policy's Total Policy Specified Amount.  You may not change, increase, or decrease the Rider Specified Amount after the Policy Date.

The Rider Specified Amount will not change unless the Total Policy Specified Amount is decreased below the Total Specified Amount in effect on the Policy Date.  If this occurs, the Rider Specified Amount will be decreased proportionally.

If either Insured commits suicide, while sane or insane, within two years from the Policy Date we will not pay this Rider's Death Benefit.  Instead, the amount payable will equal the total charge we deducted for this Rider.  There is no Cash Surrender Value or loan value attributable to this Rider.

Before the term expires, you may request to terminate this Rider in writing to our Home Office, and the additional Death Benefit and any charge we assess for this Rider will terminate effective on the next monthly anniversary from the Policy Date.  This Rider will also terminate on the date the policy terminates.

13. "Death Benefit Guarantee Premium Amount" Definition (p. 53). Please rewrite this definition in plain English. Rule 421.

Response

This definition has been deleted as explained in our response to Staff Comment 1 b.

14. Other Required Disclosure, Exhibits, and Representations.
Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response

All exhibits, financial statements and other required disclosure are included in this Pre-Effective Amendment No. 1.

We acknowledge the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	the insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:

•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the Staff of the Commission,  or changes to the disclosure in response to SEC Staff comments in the filings reviewed by the SEC Staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that Nationwide may not assert SEC Staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Should you have any questions, please contact me at (614) 677-5276.

Sincerely,

/s/ CHRISTINE M. WALKUP
Christine M. Walkup
Senior Counsel
Nationwide Life Insurance Company